NOTE 6 RELATED PARTY TRANSACTIONS (Details Narrative) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Notes to Financial Statements
Amounts Due Shareholder	$ 49,575	$ 43,476
President Payroll Expense	0	12,960
Rent Expense	$ 12,000	$ 12,000